Restructuring Prior period restructuring (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Restructuring	$ 0	$ 0	$ 12,490	$ 7,753	$ 7,800			$ 8,800
Utilization			(4,516)
Restructuring, ending balance	7,974		7,974
Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring			9,684
Utilization			(3,978)
Restructuring, ending balance	5,706		5,706
Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring			2,806
Utilization			(538)
Restructuring, ending balance	2,268		2,268
Prior period workforce reduction
Restructuring Reserve [Roll Forward]
Restructuring						$ 7,753
Restructuring, beginning balance			3,097
Utilization			(1,015)		(4,656)
Restructuring, ending balance	2,082		2,082		3,097
Manchester Facility
Restructuring Reserve [Roll Forward]
Restructuring								8,796
Restructuring, beginning balance			200	641	641	2,000	$ 3,167
Utilization			(200)		(441)	(1,359)	(1,167)
Asset impairment charges								(5,629)
Restructuring, ending balance	0		0		200	641	2,000	3,167
Manchester Facility | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring								3,167
Restructuring, beginning balance			200	641	641	2,000	3,167
Utilization			(200)		(441)	(1,359)	(1,167)
Asset impairment charges								0
Restructuring, ending balance	0		0		200	641	2,000	3,167
Manchester Facility | Asset Impairment
Restructuring Reserve [Roll Forward]
Restructuring								5,629
Restructuring, beginning balance			0	0	0	0	0
Utilization			0		0	0	0
Asset impairment charges								(5,629)
Restructuring, ending balance	0		0		0	0	$ 0	$ 0
Resource Rationalizations
Restructuring Reserve [Roll Forward]
Restructuring						8,159
Restructuring, beginning balance			317	1,791	1,791
Utilization			(317)		(1,474)	(6,305)
Foreign exchange						(63)
Restructuring, ending balance	0		0		317	1,791
Resource Rationalizations | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring						6,190
Restructuring, beginning balance			0	393	393
Utilization			0		(393)	(5,734)
Foreign exchange						(63)
Restructuring, ending balance	0		0		0	393
Resource Rationalizations | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring						1,969
Restructuring, beginning balance			317	$ 1,398	1,398
Utilization			(317)		(1,081)	(571)
Foreign exchange						0
Restructuring, ending balance	$ 0		$ 0		$ 317	$ 1,398